Schedule I - Condensed Financial Information of Parent (Exelon Corporate) - Condensed Statements of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net cash flows provided by operating activities	$ 3,012	$ 4,235	$ 6,659
Cash flows from investing activities
Payments for (Proceeds from) Other Investing Activities	26	18	12
Net cash flows used in investing activities	(3,317)	(4,336)	(7,260)
Cash flows from financing activities
Changes in short-term borrowings	269	161	781
Proceeds from short-term borrowings with maturities greater than 90 days	1,380	500	0
Repayments on short-term borrowings with maturities greater than 90 days	(350)	0	(125)
Issuance of long-term debt	3,481	7,507	1,951
Retirement of long-term debt	(1,640)	(6,440)	(1,287)
Dividends paid on common stock	(1,497)	(1,492)	(1,408)
Proceeds from employee stock plans	80	45	112
Other financing activities	(80)	(136)	(82)
Net cash flows provided by (used in) financing activities	758	145	(58)
Increase (decrease) in cash, restricted cash, and cash equivalents	453	44	(659)
Cash, restricted cash, and cash equivalents at beginning of period	1,166	1,122	1,781
Cash, restricted cash, and cash equivalents at end of period	1,619	1,166	1,122
Corporate, Non-Segment [Member]
Net cash flows provided by operating activities	3,629	3,018	1,948
Cash flows from investing activities
Changes in Exelon/PHI intercompany money pool	381	(477)	95
Notes receivable from affiliates	0	550	0
Investment in affiliates	(2,231)	(1,969)	(1,071)
Payments for (Proceeds from) Other Investing Activities	1	0	0
Net cash flows used in investing activities	(1,849)	(1,896)	(976)
Cash flows from financing activities
Changes in short-term borrowings	0	(136)	136
Proceeds from short-term borrowings with maturities greater than 90 days	500	0	0
Repayments on short-term borrowings with maturities greater than 90 days	(350)	0	0
Issuance of long-term debt	0	2,000	0
Retirement of long-term debt	(300)	(1,450)	0
Dividends paid on common stock	(1,497)	(1,492)	(1,408)
Proceeds from employee stock plans	80	45	112
Other financing activities	19	(27)	0
Net cash flows provided by (used in) financing activities	(1,548)	(1,060)	(1,160)
Increase (decrease) in cash, restricted cash, and cash equivalents	232	62	(188)
Cash, restricted cash, and cash equivalents at beginning of period	63	1	189
Cash, restricted cash, and cash equivalents at end of period	$ 295	$ 63	$ 1